Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	115	0	–		–		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	81,818	0	–		–		81,818
Securities received as collateral	37,962	3,704	30	–		–		41,696
Trading assets	76,124	156,066	8,814	(109,927)		1,126		132,203
of which debt securities	23,726	36,321	2,076	–		12		62,135
of which foreign governments	23,547	4,542	232	–		–		28,321
of which corporates	66	7,984	1,260	–		12		9,322
of which RMBS	0	19,652	269	–		–		19,921
of which equity securities	42,758	2,459	132	–		1,114		46,463
of which derivatives	7,999	116,942	3,298	(109,927)		–		18,312
of which interest rate products	3,557	65,823	507	–		–		–
of which foreign exchange products	25	27,526	258	–		–		–
of which equity/index-related products	4,415	17,967	1,054	–		–		–
of which credit derivatives	0	4,739	673	–		–		–
of which other derivatives	1	633	806	–		–		–
of which other trading assets	1,641	344	3,308	–		–		5,293
Investment securities	2	2,743	166	–		–		2,911
Other investments	14	7	1,309	–		1,104		2,434
of which life finance instruments	0	0	1,067	–		–		1,067
Loans	0	10,549	4,324	–		–		14,873
of which real estate	0	146	515	–		–		661
of which commercial and industrial loans	0	3,976	1,949	–		–		5,925
of which financial institutions	0	4,164	1,391	–		–		5,555
Other intangible assets (mortgage servicing rights)	0	0	163	–		–		163
Other assets	117	5,807	1,543	(204)		–		7,263
of which loans held-for-sale	0	4,238	1,235	–		–		5,473
Total assets at fair value	114,219	260,809	16,349	(110,131)		2,230		283,476
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	406	0	–		–		406
Customer deposits	0	2,839	453	–		–		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,828	0	–		–		14,828
Obligation to return securities received as collateral	37,962	3,704	30	–		–		41,696
Trading liabilities	31,940	123,615	3,589	(116,985)		10		42,169
of which debt securities	4,460	3,511	25	–		–		7,996
of which foreign governments	4,328	255	0	–		–		4,583
of which equity securities	18,785	118	37	–		10		18,950
of which derivatives	8,695	119,986	3,527	(116,985)		–		15,223
of which interest rate products	3,699	62,649	189	–		–		–
of which foreign exchange products	32	31,983	160	–		–		–
of which equity/index-related products	4,961	19,590	1,500	–		–		–
of which credit derivatives	0	5,485	1,140	–		–		–
Short-term borrowings	0	7,284	784	–		–		8,068
Long-term debt	0	51,270	12,665	–		–		63,935
of which structured notes over one year and up to two years	0	7,242	528	–		–		7,770
of which structured notes over two years	0	28,215	11,800	–		–		40,015
Other liabilities	0	7,881	1,341	(221)		–		9,001
Total liabilities at fair value	69,902	211,827	18,862	(117,206)		10		183,395
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	212	0	–		–		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	77,498	0	–		–		77,498
Securities received as collateral	36,697	1,331	46	–		–		38,074
of which debt securities	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
of which equity securities	36,121	529	46	–		–		36,696
Trading assets	87,352	187,767	8,754	(128,592)		1,053		156,334
of which debt securities	29,828	40,645	2,292	–		–		72,765
of which foreign governments	29,561	4,256	270	–		–		34,087
of which corporates	179	10,231	1,412	–		–		11,822
of which RMBS	0	21,399	320	–		–		21,719
of which CMBS	0	2,501	16	–		–		2,517
of which CDO	0	2,255	126	–		–		2,381
of which equity securities	51,025	3,481	163	–		1,053		55,722
of which derivatives	3,577	141,347	3,289	(128,592)		–		19,621
of which interest rate products	1,219	84,932	801	–		–		–
of which foreign exchange products	19	30,302	188	–		–		–
of which equity/index-related products	2,338	18,251	833	–		–		–
of which credit derivatives	0	7,107	634	–		–		–
of which other trading assets	2,922	2,294	3,010	–		–		8,226
Investment securities	250	1,899	42	–		–		2,191
of which debt securities	244	1,780	42	–		–		2,066
of which foreign governments	97	1,139	0	–		–		1,236
of which corporates	0	238	0	–		–		238
of which RMBS	0	167	40	–		–		207
of which CMBS	0	171	2	–		–		173
of which equity securities	6	119	0	–		–		125
Other investments	25	16	1,601	–		1,864		3,506
of which private equity	0	0	29	–		351		380
of which equity funds	0	0	22	–		141		163
of which hedge funds	0	0	0	–		391		391
of which debt funds	0	0	0	–		239		239
of which other equity investments	25	9	271	–		1,122		1,427
of which private	18	9	271	–		1,122		1,420
of which life finance instruments	0	7	1,301	–		–		1,308
Loans	0	10,777	4,530	–		–		15,307
of which commercial and industrial loans	0	3,437	2,207	–		–		5,644
of which financial institutions	0	4,890	1,480	–		–		6,370
Other intangible assets (mortgage servicing rights)	0	0	158	–		–		158
Other assets	101	7,570	1,511	(164)		–		9,018
of which loans held-for-sale	0	5,800	1,350	–		–		7,150
Total assets at fair value	124,425	287,070	16,642	(128,756)		2,917		302,298
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	197	0	–		–		197
Customer deposits	0	3,056	455	–		–		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	15,262	0	–		–		15,262
Obligation to return securities received as collateral	36,697	1,331	46	–		–		38,074
of which debt securities	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
of which equity securities	36,121	529	46	–		–		36,696
Trading liabilities	23,108	149,637	3,226	(136,861)		9		39,119
of which debt securities	5,160	4,139	2	–		–		9,301
of which foreign governments	5,108	746	0	–		–		5,854
of which corporates	12	3,334	2	–		–		3,348
of which equity securities	14,217	883	55	–		9		15,164
of which derivatives	3,731	144,615	3,169	(136,861)		–		14,654
of which interest rate products	1,254	80,534	317	–		–		–
of which foreign exchange products	8	35,707	100	–		–		–
of which equity/index-related products	2,468	19,459	1,301	–		–		–
of which credit derivatives	0	7,982	898	–		–		–
Short-term borrowings	0	10,174	845	–		–		11,019
Long-term debt	0	51,127	12,501	–		–		63,628
of which treasury debt over two years	0	936	0	–		–		936
of which structured notes over one year and up to two years	0	6,216	149	–		–		6,365
of which structured notes over two years	0	32,782	12,259	–		–		45,041
of which other debt instruments over two years	0	2,221	61	–		–		2,282
of which other subordinated bonds	0	5,567	0	–		–		5,567
of which non-recourse liabilities	0	833	30	–		–		863
Other liabilities	0	7,379	1,478	(233)		–		8,624
of which failed sales	0	439	223	–		–		662
Total liabilities at fair value	59,805	238,163	18,551	(137,094)		9		179,434
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2018	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	On all other	On transfers in / out	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	46	0	(15)	102	(103)	0	0	0	0	0	0	0	0	0	30
Trading assets	8,754	1,563	(1,602)	40,057	(40,138)	1,394	(1,477)	(21)	303	0	0	0	0	(19)	8,814
of which debt securities	2,292	802	(904)	3,301	(3,261)	0	0	25	(150)	0	(3)	0	0	(26)	2,076
of which foreign governments	270	21	(12)	45	(67)	0	0	0	4	0	0	0	0	(29)	232
of which corporates	1,412	491	(593)	2,582	(2,583)	0	0	31	(72)	0	(4)	0	0	(4)	1,260
of which RMBS	320	211	(225)	370	(333)	0	0	(3)	(74)	0	0	0	0	3	269
of which equity securities	163	132	(95)	51	(185)	0	0	8	55	0	3	0	0	0	132
of which derivatives	3,289	510	(525)	0	0	1,394	(1,434)	(56)	144	0	0	0	0	(24)	3,298
of which interest rate products	801	18	(66)	0	0	100	(116)	17	(237)	0	0	0	0	(10)	507
of which foreign exchange derivatives	188	3	(2)	0	0	14	(24)	(2)	79	0	0	0	0	2	258
of which equity/index-related products	833	329	(317)	0	0	447	(436)	(77)	300	0	0	0	0	(25)	1,054
of which credit derivatives	634	160	(141)	0	0	505	(438)	5	(59)	0	0	0	0	7	673
of which other derivatives	833	0	1	0	0	328	(420)	1	61	0	0	0	0	2	806
of which other trading assets	3,010	119	(78)	36,705	(36,692)	0	(43)	2	254	0	0	0	0	31	3,308
Investment securities	42	8	(121)	281	(28)	0	(205)	0	185	0	0	0	0	4	166
Other investments	1,601	79	(102)	229	(406)	0	0	0	(93)	0	5	0	0	(4)	1,309
of which life finance instruments	1,301	0	0	151	(299)	0	0	0	(96)	0	0	0	0	10	1,067
Loans	4,530	934	(393)	163	(491)	1,563	(1,866)	7	(134)	0	(13)	0	0	24	4,324
of which real estate	171	196	(81)	0	0	307	(64)	2	(8)	0	(8)	0	0	0	515
of which commercial and industrial loans	2,207	348	(29)	1	(226)	783	(1,057)	0	(83)	0	(5)	0	0	10	1,949
of which financial institutions	1,480	335	(53)	150	(133)	332	(746)	10	8	0	0	0	0	8	1,391
Other intangible assets (mortgage servicing rights)	158	0	0	1	0	0	0	0	0	0	1	0	0	3	163
Other assets	1,511	288	(191)	1,610	(1,357)	300	(540)	22	(32)	0	(1)	0	0	(67)	1,543
of which loans held-for-sale	1,350	243	(166)	1,447	(1,310)	300	(539)	21	(44)	0	0	0	0	(67)	1,235
Total assets at fair value	16,642	2,872	(2,424)	42,443	(42,523)	3,257	(4,088)	8	229	0	(8)	0	0	(59)	16,349
Liabilities (CHF million)
Customer deposits	455	0	0	0	0	0	0	0	32	0	0	0	(21)	(13)	453
Obligation to return securities received as collateral	46	0	(15)	102	(103)	0	0	0	0	0	0	0	0	0	30
Trading liabilities	3,226	768	(641)	127	(107)	2,573	(1,527)	(7)	(839)	0	(3)	0	0	19	3,589
of which debt securities	2	30	(24)	39	(23)	0	0	0	1	0	0	0	0	0	25
of which equity securities	55	19	(5)	87	(80)	0	0	(3)	(33)	0	(3)	0	0	0	37
of which derivatives	3,169	719	(612)	1	(4)	2,573	(1,527)	(4)	(807)	0	0	0	0	19	3,527
of which interest rate derivatives	317	25	(11)	0	0	156	(145)	16	(171)	0	0	0	0	2	189
of which foreign exchange derivatives	100	19	(1)	0	0	55	(29)	0	15	0	0	0	0	1	160
of which equity/index-related derivatives	1,301	429	(364)	0	0	1,306	(548)	(36)	(592)	0	0	0	0	4	1,500
of which credit derivatives	898	247	(235)	0	0	806	(572)	16	(30)	0	0	0	0	10	1,140
Short-term borrowings	845	335	(242)	0	0	1,090	(1,133)	3	(117)	0	(4)	0	0	7	784
Long-term debt	12,501	2,988	(3,108)	0	0	5,628	(3,656)	(25)	(1,368)	0	0	(2)	(417)	124	12,665
of which structured notes over one year and up to two years	149	452	(296)	0	0	745	(501)	(10)	(14)	0	0	0	0	3	528
of which structured notes over two years	12,259	2,368	(2,800)	0	0	4,761	(3,115)	(17)	(1,355)	0	0	(2)	(417)	118	11,800
Other liabilities	1,478	117	(29)	45	(128)	20	(420)	(7)	97	0	161	0	0	7	1,341
Total liabilities at fair value	18,551	4,208	(4,035)	274	(338)	9,311	(6,736)	(36)	(2,195)	0	154	(2)	(438)	144	18,862
Net assets/(liabilities) at fair value	(1,909)	(1,336)	1,611	42,169	(42,185)	(6,054)	2,648	44	2,424	0	(162)	2	438	(203)	(2,513)
Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2017	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	On all other	On transfers in / out	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	40	0	0	(41)	0	0	0	0	0	0	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(193)	0	0	0	0	0	0	(7)	0
Securities received as collateral	70	3	(1)	65	(86)	0	0	0	0	0	0	0	0	(5)	46
Trading assets	12,765	1,159	(2,046)	15,810	(18,032)	1,317	(2,068)	121	252	6	1	0	0	(531)	8,754
of which debt securities	3,977	608	(1,074)	2,747	(3,705)	0	0	(4)	(80)	6	1	0	0	(184)	2,292
of which corporates	1,674	276	(654)	2,203	(2,005)	0	0	(4)	14	6	0	0	0	(98)	1,412
of which RMBS	605	280	(229)	85	(305)	0	0	3	(95)	0	0	0	0	(24)	320
of which CMBS	65	6	(17)	2	(13)	0	0	(3)	(21)	0	0	0	0	(3)	16
of which CDO	1,165	39	(157)	174	(1,047)	0	0	0	(16)	0	0	0	0	(32)	126
of which equity securities	240	49	(35)	146	(260)	0	0	0	33	0	0	0	0	(10)	163
of which derivatives	4,305	416	(839)	0	0	1,317	(1,817)	123	(63)	0	0	0	0	(153)	3,289
of which interest rate products	748	56	(53)	0	0	118	(183)	6	104	0	0	0	0	5	801
of which equity/index-related products	914	142	(98)	0	0	443	(597)	14	58	0	0	0	0	(43)	833
of which credit derivatives	688	216	(252)	0	0	381	(297)	38	(110)	0	0	0	0	(30)	634
of which other trading assets	4,243	86	(98)	12,917	(14,067)	0	(251)	2	362	0	0	0	0	(184)	3,010
Investment securities	72	0	(17)	100	(113)	0	(90)	(1)	95	0	0	0	0	(4)	42
Other investments	1,906	23	(22)	350	(589)	0	0	0	9	0	9	0	0	(85)	1,601
of which equity	318	23	(22)	165	(171)	0	0	0	(7)	0	9	0	0	(15)	300
of which life finance instruments	1,588	0	0	185	(418)	0	0	0	16	0	0	0	0	(70)	1,301
Loans	6,585	1,130	(947)	106	(580)	1,151	(2,743)	15	85	0	0	0	0	(272)	4,530
of which commercial and industrial loans	3,816	448	(482)	71	(395)	590	(1,705)	(2)	21	0	0	0	0	(155)	2,207
of which financial institutions	1,829	352	(126)	33	(176)	444	(821)	28	(6)	0	0	0	0	(77)	1,480
Other intangible assets (mortgage servicing rights)	138	0	0	23	(1)	0	0	0	0	0	4	0	0	(6)	158
Other assets	1,679	347	(132)	759	(1,056)	1,054	(885)	(1)	(172)	0	(4)	0	0	(78)	1,511
of which loans held-for-sale	1,316	286	(113)	667	(904)	1,053	(885)	(2)	0	0	(4)	0	0	(64)	1,350
Total assets at fair value	23,390	2,702	(3,165)	17,213	(20,498)	3,548	(5,979)	134	269	6	10	0	0	(988)	16,642
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	35	(3)	0	(61)	0	0	0	42	32	455
Obligation to return securities received as collateral	70	3	(1)	65	(86)	0	0	0	0	0	0	0	0	(5)	46
Trading liabilities	3,737	566	(1,049)	113	(134)	1,193	(1,625)	140	461	0	(9)	0	0	(167)	3,226
of which interest rate derivatives	538	57	(36)	0	0	45	(258)	6	(14)	0	0	0	0	(21)	317
of which foreign exchange derivatives	150	11	(1)	0	0	9	(12)	0	(52)	0	0	0	0	(5)	100
of which equity/index-related derivatives	1,181	54	(188)	0	0	543	(692)	17	441	0	0	0	0	(55)	1,301
of which credit derivatives	851	377	(392)	0	0	350	(376)	61	66	0	0	0	0	(39)	898
Short-term borrowings	516	95	(172)	0	0	865	(472)	(2)	19	4	10	0	6	(24)	845
Long-term debt	13,415	1,172	(3,004)	0	0	4,540	(4,479)	(12)	1,400	0	0	88	21	(640)	12,501
of which structured notes over two years	12,434	995	(2,886)	0	0	3,913	(3,079)	(14)	1,390	0	0	87	17	(598)	12,259
Other liabilities	1,684	150	(102)	211	(304)	9	(403)	(25)	(6)	0	330	0	0	(66)	1,478
of which failed sales	219	80	(70)	189	(218)	0	0	(7)	40	0	0	0	0	(10)	223
Total liabilities at fair value	19,832	1,986	(4,328)	389	(524)	6,642	(6,982)	101	1,813	4	331	88	69	(870)	18,551
Net assets/(liabilities) at fair value	3,558	716	1,163	16,824	(19,974)	(3,094)	1,003	33	(1,544)	2	(321)	(88)	(69)	(118)	(1,909)

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis (level 3)
	2018				2017
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	2,468	(162)	2,306	[1]	(1,511)	(319)	(1,830)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(34)	(5)	(39)		(2,088)	22	(2,066)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	30	–	–		–	–	–
Trading assets	8,814
of which debt securities	2,076
of which foreign governments	232	Discounted cash flow	Credit spread in bp		140	140	140
of which corporates	1,260
of which	441	Market comparable	Price, in %		0	118	94
of which	621	Option model	Correlation, in %		(60)	98	68
			Volatility, in %		0	178	30
of which RMBS	269	Discounted cash flow	Default rate, in %		0	11	3
			Discount rate, in %		1	26	7
			Loss severity, in %		0	100	63
			Prepayment rate, in %		1	22	8
of which equity securities	132
of which	76	Market comparable	EBITDA multiple		2	9	6
			Price, in %		100	100	100
of which	49	Vendor price	Price, in actuals		0	355	1
of which derivatives	3,298
of which interest rate products	507	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	26	9
			Volatility skew, in %		(4)	0	(2)
of which foreign exchange products	258
of which	28	Discounted cash flow	Contingent probability, in %		95	95	95
of which	218	Option model	Correlation, in %		(23)	70	24
			Prepayment rate, in %		21	26	23
			Volatility, in %		80	90	85
of which equity/index-related products	1,054	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	80
			Gap risk, in %	[2]	0	4	1
			Volatility, in %		2	178	34
of which credit derivatives	673	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		3	2,147	269
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	15
			Loss severity, in %		16	85	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	68	8
of which other derivatives	806	Discounted cash flow	Market implied life expectancy, in years		2	16	5
			Mortality rate, in %		87	106	101
of which other trading assets	3,308
of which	870	Discounted cash flow	Market implied life expectancy, in years		3	17	7
of which	2,119	Market comparable	Price, in %		0	110	30
of which	249	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Investment securities	166	–	–	–	–	–
Other investments	1,309
of which life finance instruments	1,067	Discounted cash flow	Market implied life expectancy, in years	2	17	6
Loans	4,324
of which real estate	515	Discounted cash flow	Credit spread, in bp	200	1,522	612
			Recovery rate, in %	25	40	39
of which commercial and industrial loans	1,949
of which	1,531	Discounted cash flow	Credit spread, in bp	159	1,184	582
of which	306	Market comparable	Price, in %	0	99	65
of which financial institutions	1,391
of which	1,157	Discounted cash flow	Credit spread, in bp	88	1,071	596
of which	73	Market comparable	Price, in %	1	100	74
Other intangible assets (mortgage servicing rights)	163	–	–	–	–	–
Other assets	1,543
of which loans held-for-sale	1,235
of which	422	Discounted cash flow	Credit spread, in bp	105	2,730	394
			Recovery rate, in %	25	87	56
of which	739	Market comparable	Price, in %	0	130	82
Total level 3 assets at fair value	16,349
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	46	–	–		–	–	–
Trading assets	8,754
of which debt securities	2,292
of which corporates	1,412
of which	387	Option model	Correlation, in %		(60)	98	55
of which	545	Market comparable	Price, in %		0	139	84
of which	444	Discounted cash flow	Credit spread, in bp		37	952	230
of which RMBS	320	Discounted cash flow	Discount rate, in %		1	24	11
			Prepayment rate, in %		1	36	10
			Default rate, in %		0	12	4
			Loss severity, in %		0	100	57
of which CMBS	16	Discounted cash flow	Capitalization rate, in %		14	14	14
			Discount rate, in %		8	16	14
			Prepayment rate, in %		0	5	4
of which CDO	126	Discounted cash flow	Discount rate, in %		5	13	8
			Prepayment rate, in %		5	20	13
			Credit spread, in bp		464	669	553
			Default rate, in %		2	5	3
			Loss severity, in %		0	80	34
of which equity securities	163
of which	67	Vendor price	Price, in actuals		0	2,080	10
of which	81	Market comparable	EBITDA multiple		2	9	7
			Price, in %		18	100	67
of which derivatives	3,289
of which interest rate products	801	Option model	Correlation, in %		20	100	72
			Prepayment rate, in %		6	34	17
			Volatility skew, in %		(4)	1	(1)
of which equity/index-related products	833	Option model	Correlation, in %		(60)	98	65
			Volatility, in %		0	105	64
			Buyback probability, in %		50	100	90
			Gap risk, in %	[2]	0	2	1
of which credit derivatives	634	Discounted cash flow	Credit spread, in bp		1	956	217
			Recovery rate, in %		0	45	20
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Loss severity, in %		1	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	14	6
of which other trading assets	3,010
of which	1,605	Market comparable	Price, in %		0	110	23
of which	1,095	Discounted cash flow	Market implied life expectancy, in years		3	18	8
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Investment securities	42	–	–	–	–	–
Other investments	1,601
of which private equity	29	–	–	–	–	–
of which other equity investments	271	–	–	–	–	–
of which life finance instruments	1,301	Discounted cash flow	Market implied life expectancy, in years	2	18	6
Loans	4,530
of which commercial and industrial loans	2,207
of which	1,924	Discounted cash flow	Credit spread, in bp	89	1,116	420
of which	250	Market comparable	Price, in %	0	99	56
of which financial institutions	1,480
of which	1,426	Discounted cash flow	Credit spread, in bp	43	1,430	371
Other intangible assets (mortgage servicing rights)	158	–	–	–	–	–
Other assets	1,511
of which loans held-for-sale	1,350
of which	849	Discounted cash flow	Credit spread, in bp	117	973	292
			Recovery rate, in %	18	87	73
of which	280	Market comparable	Price, in %	0	102	88
Total level 3 assets at fair value	16,642
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 liabilities at fair value
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	453	–	–		–	–	–
Obligation to return securities received as collateral	30	–	–		–	–	–
Trading liabilities	3,589
of which debt securities	25	–	–		–	–	–
of which equity securities	37	Vendor price	Price, in actuals		0	3	0
of which derivatives	3,527
of which interest rate derivatives	189	Option model	Basis spread, in bp		(20)	147	48
			Correlation, in %		1	100	41
			Prepayment rate, in %		1	26	7
of which foreign exchange derivatives	160
of which	62	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		146	535	379
of which	37	Market comparable	Price, in %		100	100	100
of which	57	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		21	26	23
of which equity/index-related derivatives	1,500	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	74
			Volatility, in %		0	178	30
of which credit derivatives	1,140
of which	566	Discounted cash flow	Correlation, in %		38	82	47
			Credit spread, in bp		3	2,937	262
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	14
			Loss severity, in %		16	95	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	80	14
of which	508	Market comparable	Price, in %		75	104	89
of which	20	Option model	Correlation, in %		50	50	50
			Credit spread, in bp		35	1,156	320
Short-term borrowings	784
of which	61	Discounted cash flow	Credit spread, in bp		1,018	1,089	1,067
			Recovery rate, in %		40	40	40
of which	644	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	64
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	32
Long-term debt	12,665
of which structured notes over one year and up to two years	528
of which	3	Discounted cash flow	Credit spread, in bp		112	112	112
of which	427	Option model	Correlation, in %		(40)	98	71
			Volatility, in %		2	178	31
of which structured notes over two years	11,800
of which	1,570	Discounted cash flow	Credit spread, in bp		(11)	1,089	136
of which	43	Market comparable	Price, in %		0	46	30
of which	9,533	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	65
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(55)	(1)	(7)
			Volatility, in %		0	178	27
Other liabilities	1,341	–	–		–	–	–
Total level 3 liabilities at fair value	18,862
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	455	–	–		–	–	–
Obligation to return securities received as collateral	46	–	–		–	–	–
Trading liabilities	3,226
of which interest rate derivatives	317
of which	205	Option model	Basis spread, in bp		(25)	52	19
			Correlation, in %		20	100	60
			Prepayment rate, in %		6	34	9
of which	81	Market comparable	Price, in %		1	102	44
of which foreign exchange derivatives	100
of which	64	Option model	Correlation, in %		(10)	70	51
			Prepayment rate, in %		27	34	30
of which	7	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,301
of which	947	Option model	Correlation, in %		(60)	98	55
			Volatility, in %		0	105	25
			Buyback probability, in %	[2]	50	100	90
of which	62	Vendor price	Price, in actuals		0	53	18
of which credit derivatives	898	Discounted cash flow	Credit spread, in bp		2	973	172
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Recovery rate, in %		10	60	38
			Loss severity, in %		25	100	67
			Correlation, in %		38	85	54
			Prepayment rate, in %		0	20	7
			Term TRS/repo spread, in bp		176	176	176
Short-term borrowings	845
of which	288	Option model	Correlation, in %		(40)	98	60
			Volatility, in %		4	105	26
of which	527	Discounted cash flow	Credit spread, in bp		2	278	175
			Recovery rate, in %		25	40	29
of which	24	Market comparable	Price, in %		11	47	47
Long-term debt	12,501
of which structured notes over two years	12,259
of which	9,739	Option model	Correlation, in %		(60)	99	55
			Volatility, in %		0	105	21
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,571	Discounted cash flow	Credit spread, in bp		2	729	105
Other liabilities	1,478
of which failed sales	223
of which	122	Market comparable	Price, in %		0	100	51
of which	25	Discounted cash flow	Credit spread, in bp		1,430	1,430	1,430
Total level 3 liabilities at fair value	18,551
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2018	Cumulative	2017		2018	2017
Financial instruments (CHF million)
Customer deposits	36	(21)	(15)		(6)	0
Short-term borrowings	6	(53)	(63)		2	0
Long-term debt	1,603	(924)	(1,957)		53	32
of which treasury debt over two years	759	84	(702)		0	0
of which structured notes over two years	774	(1,060)	(1,246)		53	27
Total	1,645	(998)	(2,035)		49	32
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2018							2017
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Debt funds	12		0		12	0		0		0		0	0
Equity funds	103		1,011	[1]	1,114	53		61		992	[2]	1,053	0
Equity funds sold short	(8)		(2)		(10)	0		0		(9)		(9)	0
Funds held in trading assets and trading liabilities	107		1,009		1,116	53		61		983		1,044	0
Debt funds	1		0		1	0		1		0		1	0
Equity funds	130		0		130	43		141		0		141	64
Real estate funds	214		0		214	34		178		0		178	44
Other private equity funds	24		5		29	29		31		0		31	15
Private equity funds	369		5		374	106		351		0		351	123
Debt funds	68		34		102	0		164		75		239	0
Equity funds	14		14		28	0		2		53		55	0
Other hedge funds	2		24		26	0		2		95		97	9
Hedge funds	84		72	[3]	156	0		168		223	[4]	391	9
Equity method investment funds	52		522		574	21		71		1,051		1,122	5
Funds held in other investments	505		599		1,104	127		590		1,274		1,864	137
Total fair value of investment funds and unfunded commitments	612	[5]	1,608		2,220	180	[7]	651	[5]	2,257	[6]	2,908	137	[7]
1
46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 40% is redeemable on a monthly basis with a notice period of primarily more than 30 days, 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 1% is redeemable on an annual basis with a notice period of less than 30 days.

2
54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 35% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 9% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 2% is redeemable on an annual basis with a notice period of more than 60 days.

3
65% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days and 35% is redeemable on demand with a notice period primarily of less than 30 days.

4
51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 43% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 6% is redeemable on demand with a notice period primarily of less than 30 days.

5 Includes CHF 102 million and CHF 229 million attributable to noncontrolling interests as of the end of 2018 and 2017, respectively.
6 Includes CHF 167 million attributable to noncontrolling interests as of the end of 2017.
7 Includes CHF 23 million and CHF 53 million attributable to noncontrolling interests as of the end of 2018 and 2017, respectively.

Nonrecurring fair value changes	Assets measured at fair value on a nonrecurring basis
end of	2018	2017
CHF billion
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.0	0.1
of which level 2	0.0	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2018			2017
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	81,637	181	77,498	76,643	855
Loans	14,873	15,441	(568)	15,307	15,372	(65)
Other assets [1]	6,706	9,240	(2,534)	8,468	10,910	(2,442)
Due to banks and customer deposits	(859)	(778)	(81)	(907)	(861)	(46)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,828)	(14,827)	(1)	(15,262)	(15,180)	(82)
Short-term borrowings	(8,068)	(8,647)	579	(11,019)	(11,104)	85
Long-term debt	(63,935)	(70,883)	6,948	(63,628)	(63,759)	131
Other liabilities	(2,068)	(3,125)	1,057	(661)	(1,716)	1,055

Non-performing and non-interest-earning loans [2]	640	3,493	(2,853)	708	3,375	(2,667)
1 Primarily loans held-for-sale.
2 Included in loans or other assets.
Gains and losses on financial instruments
	2018		2017		2016
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	[1]	13	[1]	4	[1]
of which related to credit risk	(10)		0		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,451	[1]	2,206	[1,4]	1,440	[1]
Other investments	241	[3]	216	[2]	212	[2]
of which related to credit risk	(1)		(4)		(3)
Loans	717	[1]	1,542	[1]	1,643	[1]
of which related to credit risk	(296)		7		(16)
Other assets	770	[1]	480	[1]	(518)	[2]
of which related to credit risk	61		96		(199)
Due to banks and customer deposits	(39)	[2]	1	[2]	(12)	[1]
of which related to credit risk	(37)		5		(22)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(890)	[1]	(418)	[1,4]	(112)	[1]
Short-term borrowings	2,807	[2]	(512)	[2]	323	[2]
of which related to credit risk	(5)		(23)		(4)
Long-term debt	4,206	[2]	(6,857)	[2]	(1,235)	[2]
of which related to credit risk	7		(32)		22
Other liabilities	73	[3]	183	[3]	456	[2]
of which related to credit risk	4		83		306
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4 Prior period has been corrected.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2018 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	35,277	0	35,243	35	35,278
Loans	269,147	0	269,825	7,047	276,872
Other financial assets [1]	117,353	99,976	16,750	797	117,523
Financial liabilities
Due to banks and customer deposits	375,403	196,674	178,755	0	375,429
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	0	9,795	0	9,795
Short-term borrowings	13,857	0	13,859	0	13,859
Long-term debt	90,373	0	89,651	854	90,505
Other financial liabilities [2]	16,357	0	16,101	184	16,285
2017 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	0	37,848	0	37,848
Loans	260,093	0	264,290	3,212	267,502
Other financial assets [1,3]	170,870	109,645	60,469	1,109	171,223
Financial liabilities
Due to banks and customer deposits	372,867	201,575	171,281	0	372,856
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	0	11,233	0	11,233
Short-term borrowings	14,871	0	14,870	0	14,870
Long-term debt	109,403	0	112,488	235	112,723
Other financial liabilities [2,3]	61,316	0	61,131	172	61,303
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.
3 2017 balances included brokerage receivables and payables, which, effective January 1, 2018, were no longer included due to the adoption of ASU 2016-01.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	115	0	–		–		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	81,818	0	–		–		81,818
Securities received as collateral	37,962	3,704	30	–		–		41,696
Trading assets	76,178	156,239	8,814	(109,930)		1,126		132,427
of which debt securities	23,726	36,402	2,076	–		12		62,216
of which foreign government	23,547	4,542	232	–		–		28,321
of which corporates	66	8,065	1,260	–		12		9,403
of which RMBS	0	19,652	269	–		–		19,921
of which equity securities	42,812	2,459	132	–		1,114		46,517
of which derivatives	8,000	117,034	3,298	(109,930)		–		18,402
of which interest rate products	3,557	65,823	507	–		–		–
of which foreign exchange products	25	27,526	258	–		–		–
of which equity/index-related products	4,415	18,059	1,054	–		–		–
of which credit derivatives	0	4,739	673	–		–		–
of which other derivatives	2	633	806	–		–		–
of which other trading assets	1,640	344	3,308	–		–		5,292
Investment securities	0	2,743	166	–		–		2,909
Other investments	14	7	1,309	–		1,100		2,430
of which life finance instruments	0	0	1,067	–		–		1,067
Loans	0	10,549	4,324	–		–		14,873
of which real estate	0	146	515	–		–		661
of which commercial and industrial loans	0	3,976	1,949	–		–		5,925
of which financial institutions	0	4,164	1,391	–		–		5,555
Other intangible assets (mortgage servicing rights)	0	0	163	–		–		163
Other assets	117	5,807	1,543	(204)		–		7,263
of which loans held-for-sale	0	4,238	1,235	–		–		5,473
Total assets at fair value	114,271	260,982	16,349	(110,134)		2,226		283,694
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	406	0	–		–		406
Customer deposits	0	2,839	453	–		–		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,828	0	–		–		14,828
Obligation to return securities received as collateral	37,962	3,704	30	–		–		41,696
Trading liabilities	31,940	123,737	3,589	(117,105)		10		42,171
of which debt securities	4,462	3,511	25	–		–		7,998
of which foreign government	4,328	255	0	–		–		4,583
of which equity securities	18,785	118	37	–		10		18,950
of which derivatives	8,693	120,108	3,527	(117,105)		–		15,223
of which interest rate products	3,699	62,573	189	–		–		–
of which foreign exchange products	32	31,983	160	–		–		–
of which equity/index-related products	4,961	19,788	1,500	–		–		–
of which credit derivatives	0	5,485	1,140	–		–		–
Short-term borrowings	0	7,284	784	–		–		8,068
Long-term debt	0	50,356	12,671	–		–		63,027
of which structured notes over one year and up to two years	0	7,242	528	–		–		7,770
of which structured notes over two years	0	28,215	11,800	–		–		40,015
Other liabilities	0	7,877	1,327	(221)		–		8,983
Total liabilities at fair value	69,902	211,031	18,854	(117,326)		10		182,471
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	212	0	–		–		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	77,498	0	–		–		77,498
Securities received as collateral	36,697	1,331	46	–		–		38,074
of which debt securities	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
of which equity securities	36,121	529	46	–		–		36,696
Trading assets	87,452	188,122	8,754	(128,607)		1,053		156,774
of which debt securities	29,827	40,707	2,292	–		–		72,826
of which foreign governments	29,561	4,256	270	–		–		34,087
of which corporates	179	10,292	1,412	–		–		11,883
of which RMBS	0	21,399	320	–		–		21,719
of which CMBS	0	2,501	16	–		–		2,517
of which CDO	0	2,255	126	–		–		2,381
of which equity securities	51,125	3,481	163	–		1,053		55,822
of which derivatives	3,577	141,641	3,289	(128,607)		–		19,900
of which interest rate products	1,219	84,932	801	–		–		–
of which foreign exchange products	19	30,302	188	–		–		–
of which equity/index-related products	2,339	18,544	833	–		–		–
of which credit derivatives	0	7,107	634	–		–		–
Other trading assets	2,923	2,293	3,010	–		–		8,226
Investment securities	250	1,897	42	–		–		2,189
of which debt securities	244	1,778	42	–		–		2,064
of which foreign governments	98	1,138	0	–		–		1,236
of which corporates	0	238	0	–		–		238
of which RMBS	0	167	40	–		–		207
of which CMBS	0	171	2	–		–		173
of which equity securities	6	119	0	–		–		125
Other investments	25	16	1,601	–		1,855		3,497
of which private equity	0	0	29	–		343		372
of which equity funds	0	0	22	–		133		155
of which hedge funds	0	0	0	–		391		391
of which debt funds	0	0	0	–		239		239
of which other equity investments	25	9	271	–		1,121		1,426
of which private	18	9	271	–		1,121		1,419
of which life finance instruments	0	7	1,301	–		–		1,308
Loans	0	10,777	4,530	–		–		15,307
of which commercial and industrial loans	0	3,437	2,207	–		–		5,644
of which financial institutions	0	4,890	1,480	–		–		6,370
Other intangible assets (mortgage servicing rights)	0	0	158	–		–		158
Other assets	101	7,570	1,511	(164)		–		9,018
of which loans held-for-sale	0	5,800	1,350	–		–		7,150
Total assets at fair value	124,525	287,423	16,642	(128,771)		2,908		302,727
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	197	0	–		–		197
Customer deposits	0	3,056	455	–		–		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	15,262	0	–		–		15,262
Obligation to return securities received as collateral	36,697	1,331	46	–		–		38,074
of which debt securities	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
of which equity securities	36,121	529	46	–		–		36,696
Trading liabilities	23,121	149,951	3,226	(137,175)		9		39,132
of which debt securities	5,160	4,139	2	–		–		9,301
of which foreign governments	5,108	746	0	–		–		5,854
of which corporates	12	3,334	2	–		–		3,348
of which equity securities	14,230	883	55	–		9		15,177
of which derivatives	3,731	144,929	3,169	(137,175)		–		14,654
of which interest rate products	1,254	80,290	317	–		–		–
of which foreign exchange products	8	35,707	100	–		–		–
of which equity/index-related products	2,468	20,017	1,301	–		–		–
of which credit derivatives	0	7,982	898	–		–		–
Short-term borrowings	0	10,174	845	–		–		11,019
Long-term debt	0	50,121	12,501	–		–		62,622
of which treasury debt over two years	0	936	0	–		–		936
of which structured notes over one year and up to two years	0	6,216	149	–		–		6,365
of which structured notes over two years	0	32,782	12,259	–		–		45,041
of which other debt instruments over two years	0	2,221	61	–		–		2,282
of which other subordinated bonds	0	4,557	0	–		–		4,557
of which non-recourse liabilities	0	833	30	–		–		863
Other liabilities	0	7,356	1,467	(233)		–		8,590
of which failed sales	0	439	223	–		–		662
Total liabilities at fair value	59,818	237,448	18,540	(137,408)		9		178,407
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2018	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	On all other	On transfers in / out	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	46	0	(15)	102	(103)	0	0	0	0	0	0	0	0	0	30
Trading assets	8,754	1,563	(1,602)	40,057	(40,138)	1,394	(1,477)	(21)	303	0	0	0	0	(19)	8,814
of which debt securities	2,292	802	(904)	3,301	(3,261)	0	0	25	(150)	0	(3)	0	0	(26)	2,076
of which foreign governments	270	21	(12)	45	(67)	0	0	0	4	0	0	0	0	(29)	232
of which corporates	1,412	491	(593)	2,582	(2,583)	0	0	31	(72)	0	(4)	0	0	(4)	1,260
of which RMBS	320	211	(225)	370	(333)	0	0	(3)	(74)	0	0	0	0	3	269
of which equity securities	163	132	(95)	51	(185)	0	0	8	55	0	3	0	0	0	132
of which derivatives	3,289	510	(525)	0	0	1,394	(1,434)	(56)	144	0	0	0	0	(24)	3,298
of which interest rate products	801	18	(66)	0	0	100	(116)	17	(237)	0	0	0	0	(10)	507
of which foreign exchange derivatives	188	3	(2)	0	0	14	(24)	(2)	79	0	0	0	0	2	258
of which equity/index-related products	833	329	(317)	0	0	447	(436)	(77)	300	0	0	0	0	(25)	1,054
of which credit derivatives	634	160	(141)	0	0	505	(438)	5	(59)	0	0	0	0	7	673
of which other derivatives	833	0	1	0	0	328	(420)	1	61	0	0	0	0	2	806
of which other trading assets	3,010	119	(78)	36,705	(36,692)	0	(43)	2	254	0	0	0	0	31	3,308
Investment securities	42	8	(121)	281	(28)	0	(205)	0	185	0	0	0	0	4	166
Other investments	1,601	79	(102)	228	(405)	0	0	0	(93)	0	5	0	0	(4)	1,309
of which life finance instruments	1,301	0	0	151	(299)	0	0	0	(96)	0	0	0	0	10	1,067
Loans	4,530	934	(393)	163	(491)	1,563	(1,866)	7	(134)	0	(13)	0	0	24	4,324
of which real estate	171	196	(81)	0	0	307	(64)	2	(8)	0	(8)	0	0	0	515
of which commercial and industrial loans	2,207	348	(29)	1	(226)	783	(1,057)	0	(83)	0	(5)	0	0	10	1,949
of which financial institutions	1,480	335	(53)	150	(133)	332	(746)	10	8	0	0	0	0	8	1,391
Other intangible assets (mortgage servicing rights)	158	0	0	1	0	0	0	0	0	0	1	0	0	3	163
Other assets	1,511	288	(191)	1,610	(1,357)	300	(540)	22	(32)	0	(1)	0	0	(67)	1,543
of which loans held-for-sale	1,350	243	(166)	1,447	(1,310)	300	(539)	21	(44)	0	0	0	0	(67)	1,235
Total assets at fair value	16,642	2,872	(2,424)	42,442	(42,522)	3,257	(4,088)	8	229	0	(8)	0	0	(59)	16,349
Liabilities (CHF million)
Customer deposits	455	0	0	0	0	0	0	0	32	0	0	0	(21)	(13)	453
Obligation to return securities received as collateral	46	0	(15)	102	(103)	0	0	0	0	0	0	0	0	0	30
Trading liabilities	3,226	768	(641)	127	(107)	2,573	(1,527)	(7)	(839)	0	(3)	0	0	19	3,589
of which debt securities	2	30	(24)	39	(23)	0	0	0	1	0	0	0	0	0	25
of which equity securities	55	19	(5)	87	(80)	0	0	(3)	(33)	0	(3)	0	0	0	37
of which derivatives	3,169	719	(612)	1	(4)	2,573	(1,527)	(4)	(807)	0	0	0	0	19	3,527
of which interest rate derivatives	317	25	(11)	0	0	156	(145)	16	(171)	0	0	0	0	2	189
of which foreign exchange derivatives	100	19	(1)	0	0	55	(29)	0	15	0	0	0	0	1	160
of which equity/index-related derivatives	1,301	429	(364)	0	0	1,306	(548)	(36)	(592)	0	0	0	0	4	1,500
of which credit derivatives	898	247	(235)	0	0	806	(572)	16	(30)	0	0	0	0	10	1,140
Short-term borrowings	845	335	(242)	0	0	1,090	(1,133)	3	(117)	0	(4)	0	0	7	784
Long-term debt	12,501	2,873	(3,108)	0	0	5,761	(3,656)	(25)	(1,381)	0	0	(2)	(417)	125	12,671
of which structured notes over one year and up to two years	149	452	(296)	0	0	745	(501)	(10)	(14)	0	0	0	0	3	528
of which structured notes over two years	12,259	2,368	(2,800)	0	0	4,761	(3,115)	(17)	(1,355)	0	0	(2)	(417)	118	11,800
Other liabilities	1,467	117	(29)	45	(128)	20	(417)	(7)	94	0	159	0	0	6	1,327
Total liabilities at fair value	18,540	4,093	(4,035)	274	(338)	9,444	(6,733)	(36)	(2,211)	0	152	(2)	(438)	144	18,854
Net assets/(liabilities) at fair value	(1,898)	(1,221)	1,611	42,168	(42,184)	(6,187)	2,645	44	2,440	0	(160)	2	438	(203)	(2,505)
Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2017	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	On all other	On transfers in / out	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	40	0	0	(41)	0	0	0	0	0	0	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(193)	0	0	0	0	0	0	(7)	0
Securities received as collateral	70	3	(1)	65	(86)	0	0	0	0	0	0	0	0	(5)	46
Trading assets	12,765	1,159	(2,046)	15,810	(18,032)	1,317	(2,068)	121	252	6	1	0	0	(531)	8,754
of which debt securities	3,977	608	(1,074)	2,747	(3,705)	0	0	(4)	(80)	6	1	0	0	(184)	2,292
of which corporates	1,674	276	(654)	2,203	(2,005)	0	0	(4)	14	6	0	0	0	(98)	1,412
of which RMBS	605	280	(229)	85	(305)	0	0	3	(95)	0	0	0	0	(24)	320
of which CMBS	65	6	(17)	2	(13)	0	0	(3)	(21)	0	0	0	0	(3)	16
of which CDO	1,165	39	(157)	174	(1,047)	0	0	0	(16)	0	0	0	0	(32)	126
of which equity securities	240	49	(35)	146	(260)	0	0	0	33	0	0	0	0	(10)	163
of which derivatives	4,305	416	(839)	0	0	1,317	(1,817)	123	(63)	0	0	0	0	(153)	3,289
of which interest rate products	748	56	(53)	0	0	118	(183)	6	104	0	0	0	0	5	801
of which equity/index-related products	914	142	(98)	0	0	443	(597)	14	58	0	0	0	0	(43)	833
of which credit derivatives	688	216	(252)	0	0	381	(297)	38	(110)	0	0	0	0	(30)	634
of which other trading assets	4,243	86	(98)	12,917	(14,067)	0	(251)	2	362	0	0	0	0	(184)	3,010
Investment securities	72	0	(17)	100	(113)	0	(90)	(1)	95	0	0	0	0	(4)	42
Other investments	1,906	23	(22)	324	(562)	0	0	0	9	0	9	0	0	(86)	1,601
of which equity	318	23	(22)	139	(144)	0	0	0	(7)	0	9	0	0	(16)	300
of which life finance instruments	1,588	0	0	185	(418)	0	0	0	16	0	0	0	0	(70)	1,301
Loans	6,585	1,130	(947)	106	(580)	1,151	(2,743)	15	85	0	0	0	0	(272)	4,530
of which commercial and industrial loans	3,816	448	(482)	71	(395)	590	(1,705)	(2)	21	0	0	0	0	(155)	2,207
of which financial institutions	1,829	352	(126)	33	(176)	444	(821)	28	(6)	0	0	0	0	(77)	1,480
Other intangible assets (mortgage servicing rights)	138	0	0	23	(1)	0	0	0	0	0	4	0	0	(6)	158
Other assets	1,679	347	(132)	759	(1,056)	1,054	(885)	(1)	(172)	0	(4)	0	0	(78)	1,511
of which loans held-for-sale	1,316	286	(113)	667	(904)	1,053	(885)	(2)	0	0	(4)	0	0	(64)	1,350
Total assets at fair value	23,390	2,702	(3,165)	17,187	(20,471)	3,548	(5,979)	134	269	6	10	0	0	(989)	16,642
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	35	(3)	0	(61)	0	0	0	42	32	455
Obligation to return securities received as collateral	70	3	(1)	65	(86)	0	0	0	0	0	0	0	0	(5)	46
Trading liabilities	3,737	566	(1,049)	113	(134)	1,193	(1,625)	140	461	0	(9)	0	0	(167)	3,226
of which interest rate derivatives	538	57	(36)	0	0	45	(258)	6	(14)	0	0	0	0	(21)	317
of which foreign exchange derivatives	150	11	(1)	0	0	9	(12)	0	(52)	0	0	0	0	(5)	100
of which equity/index-related derivatives	1,181	54	(188)	0	0	543	(692)	17	441	0	0	0	0	(55)	1,301
of which credit derivatives	851	377	(392)	0	0	350	(376)	61	66	0	0	0	0	(39)	898
Short-term borrowings	516	95	(172)	0	0	865	(472)	(2)	19	4	10	0	6	(24)	845
Long-term debt	13,415	1,172	(3,004)	0	0	4,540	(4,479)	(12)	1,400	0	0	88	21	(640)	12,501
of which structured notes over two years	12,434	995	(2,886)	0	0	3,913	(3,079)	(14)	1,390	0	0	87	17	(598)	12,259
Other liabilities	1,679	150	(102)	211	(304)	7	(398)	(25)	(8)	0	327	0	0	(70)	1,467
of which failed sales	219	80	(70)	189	(218)	0	0	(7)	40	0	0	0	0	(10)	223
Total liabilities at fair value	19,827	1,986	(4,328)	389	(524)	6,640	(6,977)	101	1,811	4	328	88	69	(874)	18,540
Net assets/(liabilities) at fair value	3,563	716	1,163	16,798	(19,947)	(3,092)	998	33	(1,542)	2	(318)	(88)	(69)	(115)	(1,898)

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis (level 3)
	2018				2017
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	2,484	(160)	2,324	[1]	(1,509)	(316)	(1,825)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(35)	(6)	(41)		(2,088)	20	(2,068)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	30	–	–		–	–	–
Trading assets	8,814
of which debt securities	2,076
of which foreign governments	232	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,260
of which	441	Market comparable	Price, in %		0	118	94
of which	621	Option model	Correlation, in %		(60)	98	68
			Volatility, in %		0	178	30
of which RMBS	269	Discounted cash flow	Default rate, in %		0	11	3
			Discount rate, in %		1	26	7
			Loss severity, in %		0	100	63
			Prepayment rate, in %		1	22	8
of which equity securities	132
of which	76	Market comparable	EBITDA multiple		2	9	6
			Price, in %		100	100	100
of which	49	Vendor price	Price, in actuals		0	355	1
of which derivatives	3,298
of which interest rate products	507	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	26	9
			Volatility skew, in %		(4)	0	(2)
of which foreign exchange products	258
of which	28	Discounted cash flow	Contingent probability, in %		95	95	95
of which	218	Option model	Correlation, in %		(23)	70	24
			Prepayment rate, in %		21	26	23
			Volatility, in %		80	90	85
of which equity/index-related products	1,054	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	80
			Gap risk, in %	[2]	0	4	1
			Volatility, in %		2	178	34
of which credit derivatives	673	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		3	2,147	269
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	15
			Loss severity, in %		16	85	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	68	8
of which other derivatives	806	Discounted cash flow	Market implied life expectancy, in years		2	16	5
			Mortality rate, in %		87	106	101
of which other trading assets	3,308
of which	870	Discounted cash flow	Market implied life expectancy, in years		3	17	7
of which	2,119	Market comparable	Price, in %		0	110	30
of which	249	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Investment securities	166	–	–	–	–	–
Other investments	1,309
of which life finance instruments	1,067	Discounted cash flow	Market implied life expectancy, in years	2	17	6
Loans	4,324
of which real estate	515	Discounted cash flow	Credit spread, in bp	200	1,522	612
			Recovery rate, in %	25	40	39
of which commercial and industrial loans	1,949
of which	1,531	Discounted cash flow	Credit spread, in bp	159	1,184	582
of which	306	Market comparable	Price, in %	0	99	65
of which financial institutions	1,391
of which	1,157	Discounted cash flow	Credit spread, in bp	88	1,071	596
of which	73	Market comparable	Price, in %	1	100	74
Other intangible assets (mortgage servicing rights)	163	–	–	–	–	–
Other assets	1,543
of which loans held-for-sale	1,235
of which	422	Discounted cash flow	Credit spread, in bp	105	2,730	394
			Recovery rate, in %	25	87	56
of which	739	Market comparable	Price, in %	0	130	82
Total level 3 assets at fair value	16,349
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	46	–	–		–	–	–
Trading assets	8,754
of which debt securities	2,292
of which corporates	1,412
of which	387	Option model	Correlation, in %		(60)	98	55
of which	545	Market comparable	Price, in %		0	139	84
of which	444	Discounted cash flow	Credit spread, in bp		37	952	230
of which RMBS	320	Discounted cash flow	Discount rate, in %		1	24	11
			Prepayment rate, in %		1	36	10
			Default rate, in %		0	12	4
			Loss severity, in %		0	100	57
of which CMBS	16	Discounted cash flow	Capitalization rate, in %		14	14	14
			Discount rate, in %		8	16	14
			Prepayment rate, in %		0	5	4
of which CDO	126	Discounted cash flow	Discount rate, in %		5	13	8
			Prepayment rate, in %		5	20	13
			Credit spread, in bp		464	669	553
			Default rate, in %		2	5	3
			Loss severity, in %		0	80	34
of which equity securities	163
of which	67	Vendor price	Price, in actuals		0	2,080	10
of which	81	Market comparable	EBITDA multiple		2	9	7
			Price, in %		18	100	67
of which derivatives	3,289
of which interest rate products	801	Option model	Correlation, in %		20	100	72
			Prepayment rate, in %		6	34	17
			Volatility skew, in %		(4)	1	(1)
of which equity/index-related products	833	Option model	Correlation, in %		(60)	98	65
			Volatility, in %		0	105	64
			Buyback probability, in %		50	100	90
			Gap risk, in %	[2]	0	2	1
of which credit derivatives	634	Discounted cash flow	Credit spread, in bp		1	956	217
			Recovery rate, in %		0	45	20
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Loss severity, in %		1	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	14	6
of which other trading assets	3,010
of which	1,605	Market comparable	Price, in %		0	110	23
of which	1,095	Discounted cash flow	Market implied life expectancy, in years		3	18	8
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Investment securities	42	–	–	–	–	–
Other investments	1,601
of which private equity	29	–	–	–	–	–
of which other equity investments	271	–	–	–	–	–
of which life finance instruments	1,301	Discounted cash flow	Market implied life expectancy, in years	2	18	6
Loans	4,530
of which commercial and industrial loans	2,207
of which	1,924	Discounted cash flow	Credit spread, in bp	89	1,116	420
of which	250	Market comparable	Price, in %	0	99	56
of which financial institutions	1,480
of which	1,426	Discounted cash flow	Credit spread, in bp	43	1,430	371
Other intangible assets (mortgage servicing rights)	158	–	–	–	–	–
Other assets	1,511
of which loans held-for-sale	1,350
of which	849	Discounted cash flow	Credit spread, in bp	117	973	292
			Recovery rate, in %	18	87	73
of which	280	Market comparable	Price, in %	0	102	88
Total level 3 assets at fair value	16,642
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 liabilities at fair value
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	453	–	–		–	–	–
Obligation to return securities received as collateral	30	–	–		–	–	–
Trading liabilities	3,589
of which debt securities	25	–	–		–	–	–
of which equity securities	37	Vendor price	Price, in actuals		0	3	0
of which derivatives	3,527
of which interest rate derivatives	189	Option model	Basis spread, in bp		(20)	147	48
			Correlation, in %		1	100	41
			Prepayment rate, in %		1	26	7
of which foreign exchange derivatives	160
of which	62	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		146	535	379
of which	37	Market comparable	Price, in %		100	100	100
of which	57	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		21	26	23
of which equity/index-related derivatives	1,500	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	74
			Volatility, in %		0	178	30
of which credit derivatives	1,140
of which	566	Discounted cash flow	Correlation, in %		38	82	47
			Credit spread, in bp		3	2,937	262
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	14
			Loss severity, in %		16	95	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	80	14
of which	508	Market comparable	Price, in %		75	104	89
of which	20	Option model	Correlation, in %		50	50	50
			Credit spread, in bp		35	1,156	320
Short-term borrowings	784
of which	61	Discounted cash flow	Credit spread, in bp		1,018	1,089	1,067
			Recovery rate, in %		40	40	40
of which	644	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	64
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	32
Long-term debt	12,671
of which structured notes over one year and up to two years	528
of which	3	Discounted cash flow	Credit spread, in bp		112	112	112
of which	427	Option model	Correlation, in %		(40)	98	71
			Volatility, in %		2	178	31
of which structured notes over two years	11,800
of which	1,570	Discounted cash flow	Credit spread, in bp		(11)	1,089	136
of which	43	Market comparable	Price, in %		0	46	30
of which	9,533	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	65
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(55)	(1)	(7)
			Volatility, in %		0	178	27
Other liabilities	1,327	–	–		–	–	–
Total level 3 liabilities at fair value	18,854
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	455	–	–		–	–	–
Obligation to return securities received as collateral	46	–	–		–	–	–
Trading liabilities	3,226
of which interest rate derivatives	317
of which	205	Option model	Basis spread, in bp		(25)	52	19
			Correlation, in %		20	100	60
			Prepayment rate, in %		6	34	9
of which	81	Market comparable	Price, in %		1	102	44
of which foreign exchange derivatives	100
of which	64	Option model	Correlation, in %		(10)	70	51
			Prepayment rate, in %		27	34	30
of which	7	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,301
of which	947	Option model	Correlation, in %		(60)	98	55
			Volatility, in %		0	105	25
			Buyback probability, in %	[2]	50	100	90
of which	62	Vendor price	Price, in actuals		0	53	18
of which credit derivatives	898	Discounted cash flow	Credit spread, in bp		2	973	172
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Recovery rate, in %		10	60	38
			Loss severity, in %		25	100	67
			Correlation, in %		38	85	54
			Prepayment rate, in %		0	20	7
			Term TRS/repo spread, in bp		176	176	176
Short-term borrowings	845
of which	288	Option model	Correlation, in %		(40)	98	60
			Volatility, in %		4	105	26
of which	527	Discounted cash flow	Credit spread, in bp		2	278	175
			Recovery rate, in %		25	40	29
of which	24	Market comparable	Price, in %		11	47	47
Long-term debt	12,501
of which structured notes over two years	12,259
of which	9,739	Option model	Correlation, in %		(60)	99	55
			Volatility, in %		0	105	21
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,571	Discounted cash flow	Credit spread, in bp		2	729	105
Other liabilities	1,467
of which failed sales	223
of which	122	Market comparable	Price, in %		0	100	51
of which	25	Discounted cash flow	Credit spread, in bp		1,430	1,430	1,430
Total level 3 liabilities at fair value	18,540
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk on fair value option elected liabilities
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2018	Cumulative	2017		2018	2017
Financial instruments (CHF million)
Deposits	36	(21)	(15)		(6)	0
Short-term borrowings	6	(53)	(63)		2	0
Long-term debt	1,520	(876)	(1,768)		53	32
of which treasury debt over two years	676	132	(513)		0	0
of which structured notes over two years	774	(1,060)	(1,246)		53	27
Total	1,562	(950)	(1,846)		49	32
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2018							2017
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Debt funds	12		0		12	0		0		0		0	0
Equity funds	103		1,011	[1]	1,114	53		61		992	[2]	1,053	0
Equity funds sold short	(8)		(2)		(10)	0		0		(9)		(9)	0
Funds held in trading assets and trading liabilities	107		1,009		1,116	53		61		983		1,044	0
Debt funds	1		0		1	0		1		0		1	0
Equity funds	126		0		126	42		133		0		133	63
Real estate funds	214		0		214	34		178		0		178	44
Other private equity funds	24		5		29	29		31		0		31	16
Private equity funds	365		5		370	105		343		0		343	123
Debt funds	68		34		102	0		164		75		239	0
Equity funds	14		14		28	0		2		53		55	0
Other hedge funds	2		24		26	0		2		95		97	9
Hedge funds	84		72	[3]	156	0		168		223	[4]	391	9
Equity method investment funds	52		522		574	21		71		1,050		1,121	5
Funds held in other investments	501		599		1,100	126		582		1,273		1,855	137
Fair value of investment funds and unfunded commitments	608	[5]	1,608		2,216	179	[7]	643	[5]	2,256	[6]	2,899	137	[7]
1
46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 40% is redeemable on a monthly basis with a notice period primarily of more than 30 days, 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 1% is redeemable on an annual basis with a notice period primarily of less than 30 days.

2
54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 35% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 9% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 2% is redeemable on an annual basis with a notice period primarily of more than 60 days.

3
65% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days and 35% is redeemable on demand with a notice period primarily of less than 30 days.

4
51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 43% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 6% is redeemable on demand with a notice period primarily of less than 30 days.

5 Includes CHF 102 million and CHF 229 million attributable to noncontrolling interests as of the end of 2018 and 2017, respectively.
6 Includes CHF 167 million attributable to noncontrolling interests as of the end of 2017.
7 Includes CHF 23 million and CHF 53 million attributable to noncontrolling interests as of the end of 2018 and 2017, respectively.

Nonrecurring fair value changes
Assets measured at fair value on a nonrecurring basis
end of	2018	2017
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.0	0.1
of which level 2	0.0	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the unpaid principal balances of fair value option-elected financial instruments
	2018			2017
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	81,637	181	77,498	76,643	855
Loans	14,873	15,441	(568)	15,307	15,372	(65)
Other assets [1]	6,706	9,240	(2,534)	8,468	10,910	(2,442)
Due to banks and customer deposits	(859)	(778)	(81)	(907)	(861)	(46)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,828)	(14,827)	(1)	(15,262)	(15,180)	(82)
Short-term borrowings	(8,068)	(8,647)	579	(11,019)	(11,104)	85
Long-term debt	(63,027)	(69,914)	6,887	(62,622)	(62,813)	191
Other liabilities	(2,068)	(3,125)	1,057	(661)	(1,716)	1,055

Non-performing and non-interest-earning loans [2]	640	3,493	(2,853)	708	3,375	(2,667)
1 Primarily loans held-for-sale.
2 Included in loans or other assets.
Gains and losses on financial instruments
	2018		2017		2016
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	[1]	13	[1]	4	[1]
of which related to credit risk	(10)		0		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,451	[1]	2,206	[1,4]	1,440	[1]
Other investments	241	[3]	215	[2]	214	[2]
of which related to credit risk	(1)		(4)		(3)
Loans	717	[1]	1,542	[1]	1,643	[1]
of which related to credit risk	(296)		7		(16)
Other assets	770	[1]	480	[1]	(507)	[2]
of which related to credit risk	61		96		(200)
Due to banks and customer deposits	(39)	[2]	1	[2]	(12)	[1]
of which related to credit risk	(37)		5		(22)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(890)	[1]	(418)	[1,4]	(112)	[1]
Short-term borrowings	2,807	[2]	(512)	[2]	323	[2]
of which related to credit risk	(5)		(23)		(4)
Long-term debt	4,375	[2]	(6,615)	[2]	(1,136)	[2]
of which related to credit risk	7		(32)		22
Other liabilities	72	[3]	181	[3]	443	[2]
of which related to credit risk	4		88		312
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4 Prior period has been corrected.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2018 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,277	0	35,243	35	35,278
Loans	274,440	0	275,105	7,047	282,152
Other financial assets [1]	117,002	99,238	17,139	796	117,173
Financial liabilities
Due to banks and deposits	376,741	197,320	179,448	0	376,768
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	0	9,795	0	9,795
Short-term borrowings	14,351	0	14,352	0	14,352
Long-term debt	90,406	0	89,707	854	90,561
Other financial liabilities [2]	16,803	0	16,547	184	16,731
2017 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	0	37,848	0	37,848
Loans	264,181	0	268,380	3,212	271,592
Other financial assets [1,3]	170,687	109,414	60,518	1,108	171,040
Financial liabilities
Due to banks and deposits	374,006	202,164	171,831	0	373,995
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	0	11,233	0	11,233
Short-term borrowings	15,359	0	15,359	0	15,359
Long-term debt	109,420	0	112,564	235	112,799
Other financial liabilities [2,3]	61,701	0	61,543	146	61,689
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.
3 2017 balances included brokerage receivables and payables, which, effective January 1, 2018, were no longer included due to the adoption of ASU 2016-01.